OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 11:-       OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Employees and payroll accruals	$3,607	$3,638
Accrued expenses	2,081	2,780
Foreign currency forward and options contracts	582	--
Deferred revenues	82	151

	$6,352	$6,569